Research and development costs	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Research and development costs

5.	Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Research and development expenditures expensed	€1,305	€1,448	€1,506
Amortization of capitalized development expenditures	1,358	1,456	1,294
Impairment and write-off of capitalized development expenditures	949	147	103
Total Research and development costs	€3,612	€3,051	€2,903

Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for detail on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2019, 2018 and 2017.
Refer to Note 10, Other intangible assets, for information on capitalized development expenditures.